TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax provision	$ 460,040	$ 300,034	$ 303,246
Deferred tax provision	0	0	0
Income tax provision	460,040	300,034	303,246
Hong Kong [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
BVI [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
Cayman [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
PRC [Member]
Current tax provision	460,040	300,034	303,246
Deferred tax provision	$ 0	$ 0	$ 0